Unaudited Condensed Consolidated Interim Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Profit / (loss) for the period	$ 141,718	$ (153,504)
Adjustments for non-cash items:
Depreciation and amortization	17,156	14,748
Change in inventory reserves	5,238	(6,936)
Change in allowance for receivables	703	0
Share-based payments	3,418	5,294
Loss on sale of interest in joint venture	0	2,970
Gain on modification and extinguishment of financial liabilities	(16,718)	0
Finance income	(149,247)	(80,823)
Finance costs	72,190	277,414
Exchange rate difference	19,683	(7,742)
Income tax benefit	(38,987)	5,132
Operating cash flow before movement in working capital	55,154	56,553
Increase in inventories	(32,839)	(15,205)
Decrease / (increase) in trade receivables	51,411	(52,229)
(Increase) / decrease in receivables with related parties	(55)	92
Decrease / (increase) in contract assets	13,624	(27,179)
(Increase) / decrease in other assets	(990)	369
Increase / (decrease) in trade and other payables	17,757	(21,758)
Decrease in contract liabilities	(31,743)	(35,881)
(Decrease) / increase in liabilities with related parties	(3,917)	16,677
Increase / (decrease) in other liabilities	8,127	(6,056)
Cash from (used in) operations	76,529	(84,617)
Interest received	50	26
Interest paid	(8,039)	(41,037)
Income tax paid	(249)	(372)
Net cash from (used in) operating activities	68,291	(126,000)
Cash flows from investing activities
Acquisition of property, plant and equipment	(36,805)	(10,271)
Acquisition of intangible assets	(15,168)	(1,430)
Restricted cash in connection with amended bond agreement	0	1,132
Proceeds from the sale in joint venture	2,975	0
Net cash used in investing activities	(48,998)	(10,569)
Cash flows from financing activities
Repayments of borrowings	(7,757)	(75,059)
Repayments of principal portion of lease liabilities	(4,924)	(4,815)
Proceeds from new borrowings	11,267	67,500
Gross proceeds from equity offering	82,481	150,451
Fees from equity offering	(3,759)	(5,812)
Proceeds from warrants	0	4,841
Stock options exercised	0	76
Net cash generated from financing activities	77,308	137,182
Increase in cash and cash equivalents	96,601	613
Cash and cash equivalents at the beginning of the year	51,428	11,157
Effect of movements in exchange rates on cash held	3,423	(826)
Cash and cash equivalents at the end of the period	$ 151,452	$ 10,944